As filed with the Securities and Exchange Commission on July 26, 2006
                                     Investment Company Act File Number 811-8654



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
             (Address of principal executive offices)      (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (6.37%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Puerto Rico Industrial Medical & Enviornmental IDRB
              (Abbott Laboratories Project) - Series 1983A                      03/01/07    3.55%   $ 1,500,550      P-1      A-1+
  1,960,000   Putters Series 1086 Miami-Dade County, FL Stormwater
              Utility RB Putters - Series 2004
              Insured by MBIA Insurance Corp.                                   08/24/06    3.60      1,960,000     VMIG-1
  1,995,000   ROCs II - R Trust - Series 7013 (State of Florida Full Faith and
              Credit 2005 - Series D)                                           08/03/06    3.45      1,995,000               A-1+
  1,000,000   West Virginia State Housing Development Fund Housing Finance
              Bonds - Series 2006B                                              04/09/07    3.67      1,000,000     VMIG-1    A-1+
-----------                                                                                         -----------
  6,455,000   Total Revenue Bond                                                                      6,455,550
-----------                                                                                         -----------

Tax Exempt Commercial Paper (20.11%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Florida Sunshine State Governmental Financing Commission
              Revenue Bonds - Series F                                          07/11/06    3.60%$    1,500,000      P-1      A-1+
  1,200,000   Florida Sunshine State Governmental Financing Commission
              Revenue Bonds - Series 1984A                                      07/12/06    3.24      1,200,000               A-1
  1,000,000   Hillsborough County, FL Capital Improvement Program - Series A
              LOC State Street Bank & Trust Company                             06/15/06    2.90      1,000,000      P-1      A-1+
  5,500,000   Jacksonville, FL Electric Authority (Electric System) - Series A  07/12/06    3.20      5,500,000     VMIG-1    A-1+
  5,000,000   Jacksonville, FL Health Facility Authority
              (Baptist Medical Center) - Series 2003A-C
              LOC Bank of America, N.A.                                         01/17/07    3.75      5,000,000      P-1      A-1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan Program) -
              Series 1985
              LOC SunTrust Bank                                                 07/13/06    3.38      3,200,000     VMIG-1    A-1+
    500,000   Sarasota County, FL Public HRB
              (Sarasota Memorial Hospital Project) - Series C
              LOC Wachovia Bank, N.A.                                           07/13/06    3.59        500,000     VMIG-1    A-1+
  2,500,000   Sunshine State Government Financing Commission RN
              (City of Orlando Program) - Series H                              07/13/06    3.23      2,500,000               A-1+
-----------                                                                                         -----------
 20,400,000   Total Tax Exempt Commercial Paper                                                      20,400,000
-----------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (11.31%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Brevard County, FL School District - Series 2005                  06/30/06    2.90%   $ 2,001,714      MIG-1
  1,140,000   Cape Coral, FL Utility Improvement Assessment Bonds
              (Southwest 2 Area) - Series 2005 (d)
              Insured by MBIA Insurance Corp.                                   07/01/06    3.50      1,140,780
  1,910,000   Clark County, OH BAN (North Ridge Water) (d)                      06/20/06    2.90      1,910,203
  3,000,000   New Jersey State                                                  06/23/06    3.17      3,002,386      MIG-1    A-1
  1,410,000   Orange County, FL IDA (Orlando - Hawaiian Motel Co.) - Series 1985
              LOC US Bank, N.A.                                                 10/01/06    3.55      1,410,000      P-1      A-1+
  2,000,000   Palm Beach County, FL School District TAN - Series 2005           09/28/06    3.00      2,006,335      MIG-1    SP-1+
-----------                                                                                         -----------
 11,460,000   Total Tax Exempt General Obligation Notes & Bonds                                      11,471,418
-----------                                                                                         -----------

Variable Rate Demand Instruments (e) (59.94%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   ABN AMRO Munitops Certificate Trust (Florida Non-Amt) Single Asset
              - Series 2004-48
              Insured by AMBAC Assurance Corporation                            06/01/12    3.50%   $ 2,000,000     VMIG-1
  1,000,000   Alachua County,FL Health Facility Authority
              (Oak Hammock at the University of Florida Project) - Series 2002A
              LOC BNP Paribas                                                   10/01/32    3.58      1,000,000     VMIG-1
  1,000,000   Alachua County, FL IDRB
              (Florida Rock Industries, Inc. Project) - Series 1997
              LOC Bank of America, N.A.                                         11/01/22    3.52      1,000,000               A-1+
    700,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank                                                  01/01/24    3.59        700,000     VMIG-1
  3,000,000   Floating Rate Trust Receipts Series - 2006 FR - P11
              (Lee County, FL Solid Waste System Refunding Revenue Bonds,
              Series 2001)
              Insured by MBIA Insurance Company                                 10/01/12    3.36      3,000,000     VMIG-1
    900,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association               12/01/29    3.29        900,000     VMIG-1
    900,000   Florida HFC RB
              (Timberline Apartments Project) - Series 1999P
              Collateralized by Federal National Mortgage Association           10/15/32    3.25        900,000               A-1+
  1,125,000   Florida HFA MHRB - 1995 Series L
              (Banyon Bay Apartments Project)
              Collateralized by Federal National Mortgage Association           12/01/25    3.29      1,125,000     VMIG-1
  1,900,000   Florida HFA MHRB
              (Huntington Place Project) 1985 - Series GGG
              LOC Federal Home Loan Mortgage Corporation                        12/01/13    3.22      1,900,000               A-1+
  2,760,000   Florida HFC MHRB (Heather Glenn Apartments) - Series 2003H
              Collateralized by Federal National Mortgage Association           06/15/36    3.48      2,760,000     VMIG-1
  1,475,000   Gainesville, FL IDRB
              (Heat - Pipe Technology, Inc. Project) - Series 98
              LOC Amsouth Bank                                                  05/01/18    3.52      1,475,000      P-1      A-1
  3,000,000   Greater Orlando Aviation Authority - Series 2002E
              Insured by FSA                                                    10/01/21    3.25      3,000,000     VMIG-1    A-1
     25,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15    3.48         25,000     VMIG-1    A-1+
    175,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15    3.48        175,000     VMIG-1    A-1+
  1,090,000   Illinois Development Finance Authority (Tella Tool & Manufacturing
              Co. Project) - Series 2000
              LOC Fifth Third Bank                                              08/01/15    3.41      1,090,000     VMIG-1
  2,000,000   Illinois Finance Authority (Pollman North America, Inc. Project)
              - Series 2005 (d)
              LOC Fifth Third Bank                                              12/01/25    3.56      2,000,000
  2,100,000   Jacksonville, FL EDC Special Facility Airport RB
              (Holland Sheltair Aviation Funding Group Project) - Series 2005-B1
              LOC Mellon Bank, N.A.                                             05/01/35    3.60      2,100,000      P-1      A-1+
  1,000,000   Jacksonville, FL Electric Authority RB
              (Disctrict Energy System) - Series 2004A
              LOC State Street Bank & Trust Company                             10/01/34    3.42      1,000,000     VMIG-1
  1,150,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995
              LOC Comerica Bank                                                 11/01/15    3.68      1,150,000      P-1      A-1
  2,900,000   Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                                 02/01/25    3.37      2,900,000      P-1      A-1+
  4,800,000   Miami - Dade County, FL IDA (Avborne Heavy Maintenance, Inc.)
              - Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     08/01/18    3.29      4,800,000               A-1
  1,000,000   Nevada Housing Division (Southwest Village Apartments) -
              Series 2005
              Guaranteed by Federal National Mortgage Association               10/15/38    3.50      1,000,000               A-1+
  1,500,000   Ocean Highway and Port Authority, FL RB (Port, Airport, Marina
              Improvement) - Series 1990C
              LOC Wachovia Bank, N.A.                                           12/01/20    3.33      1,500,000     VMIG-1    A-1+
  2,045,000   Ocean Highway and Port Authority RB (Port, Airport, Marina
              Improvement) - Series 1990A
              LOC Wachovia Bank, N.A.                                           12/01/20    3.33      2,045,000     VMIG-1    A-1+
  1,000,000   Orange County, FL Health Facility Authority RB (Presbyterian
              Retirement Communities Project) - Series 2006A(d)
              LOC Radian Asset Assurance, Inc.                                  11/01/28    3.53      1,000,000
  1,700,000   Palm Beach County, FL RB (Raymond F Kravis Center for Performing
              Performing Arts Inc. Project) - Series 2002
              LOC Northern Trust Company                                        07/01/32    3.40      1,700,000     VMIG-1
  1,000,000   Port Orange, FL (Palmer College of Chiropractic of Florida
              Project) RB
              LOC ABN AMRO Bank, N.A.                                           10/01/32    3.47      1,000,000               A-1+
  4,000,000   Putter - Series 1179 Related to Custodial Receipts, Series 2005-5
              Evidencing Beneficial Ownership of Orange County HFA MHRB
              (Lake Harris CoveApartments) 2005 - Series D
              LOC JPMorgan Chase Bank, N.A.                                     10/01/38    3.54      4,000,000      P-1      A-1+
  2,500,000   ROCs II - R Trust - Series 440 Related to Volusia County, FL
              Education Facility Authority (Embry - Riddle Aeronautical
              University, Inc. Project) - Series 2005
              LOC Radian Asset Assurance, Inc.                                  10/15/35    3.52      2,500,000               A-1+
  3,500,000   ROCs II - R Trust Series 482 (Related to State of Florida State
              Board of Education Public Education Capital Outlay Bonds, 1997
              Series A)                                                         06/15/06    3.50      3,500,000               A-1+
    300,000   St. John's County, FL HFA
              (Remington at Pointe Vedra Project) - Series 1998
              Collateralized by Federal National Mortgage Agency                02/15/28    3.25        300,000               A-1+
    550,000   St. Lucie County, FL (Savannahs Hospital Project) - Series 1985
              LOC CIBC                                                          11/01/15    3.29        550,000      P-1      A-1
  2,200,000   Tallahassee, FL IDRB
              (Rose Printing Co. Inc. Project) - Series 2000A
              LOC Branch Bank & Trust Company                                   10/01/15    3.59      2,200,000     VMIG-1
    500,000   TOCs (TICs / TOCs Series 2000-1) Relating to Puerto Rico
              Infrastructure Financing Authority Special Obligation Bonds -
              Series 2000A                                                      04/01/27    3.48        500,000               A-1+
  4,000,000   Trumbull County, OH IDRB
              (McDonald Steel Corp. Project) - Series 2006
              LOC KeyBank, N.A.                                                 04/01/17    3.61      4,000,000      P-1      A-1
-----------                                                                                        ------------
 60,795,000   Total Variable Rate Demand Instruments                                                 60,795,000
-----------                                                                                        ------------
              Total Investments (97.73%) (cost $99,121,968+)                                         99,121,968
              Cash and other assets, net of liabilities (2.27%)                                       2,302,915
                                                                                                   ------------
              Net Assets (100%)                                                                    $101,424,883
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 61,679,144 shares outstanding                                        $       1.00
                                                                                                   ============
              Class B Shares, 39,745,739 shares outstanding                                        $       1.00
                                                                                                   ============

              +  Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity  date  indicated is the next put date.

(c) The interest rate shown reflects the security's current coupon, unless yield is available. (d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN    =   Bond Anticipation Note                          IDRB   =   Industrial Development Revenue Bond
     EDC    =   Economic Development Corporation                LOC    =   Letter of Credit
     FGIC   =   Financial Guaranty Insurance Company            MHRB   =   Multi-Family Housing Revenue Bond
     FSA    =   Financial Security Assurance                    RB     =   Revenue Bond
     HFA    =   Housing Finance Authority                       ROCs   =   Reset Option Certificates
     HFC    =   Housing Finance Commission                      RN     =   Revenue Notes
     HRB    =   Hospital Revenue Bond                           TAN    =   Tax Anticipation Note
     IDA    =   Industrial Development Authority                TOCs   =   Tender Option Certificates

Item 2:    Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer
                                           Secretary


Date: July 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff
                                           President



Date:  July 26, 2006



By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace
                                           Treasurer



Date:  July 26, 2006


* Print the name and title of each signing officer under his or her signature.